SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Related Party Transaction [Line Items]
Total			$ 1,291,608		$ 3,912,606
Changbin Xia [Member]
Related Party Transaction [Line Items]
Total		[1]	1,287,629	[1]	1,410,621	[2]
Other [Member]
Related Party Transaction [Line Items]
Total			3,979		244,588
Eternal Horizon International Company Limited [Member]
Related Party Transaction [Line Items]
Total	[3]				$ 2,257,397

[1]	The Company borrowed loans as working capital from one shareholder Changbin Xia as well as the legal representative of Vande. The balance due to related parties is interest-free and due on demand.
[2]	The Company borrowed loans as working capital from one shareholder Changbin Xia as well as the legal representative of Vande. The balance due to related parties is interest-free and due on demand.
[3]	During IPO, the underwriters purchased 999,910 ordinary shares from a selling shareholder for $4,999,550. The gross proceeds were wired into the Company’s account and was invested in loan receivable together with net proceeds from IPO. The Company paid $2.6 million to the underwriters for the year ended December 31, 2022.